Other information (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash paid during the year for:
Interest	10,939	25,528
Income taxes	0	91
Cash received during the year for:
Interest	63	256
Income taxes	88	3,797
Non-cash transactions:
Addition of plant and equipment by means of capital leases	39,492	13,812
Reclass from plant and equipment to assets held for sale	(1,321)	(5,123)
Net increase in accounts payable related to purchase of plant and equipment	0	43
Net decrease in accounts payable related to change in estimated financing fees	(101)	0
Net increase in accounts payable related to change in the lease inducement payable on the sublease	107	0
Net increase in accrued liabilities related to dividend payable	697	0
Change in non-cash working capital related to piling discontinued operations, excluded from non-cash working capital for continuing operations:
Accounts receivable, net	3,674	29,765
Unbilled revenue	(11,454)	30,275
Inventories	(1,542)	(644)
Prepaid expenses and deposits	(780)	634
Accounts payable	9,928	(31,847)
Accrued liabilities	(954)	(1,603)
Long term portion of liabilities related to equipment leases	0	(209)
Billings in excess of costs incurred and estimated earnings on uncompleted contracts	(6,357)	(872)
Net changes in non-cash working capital	(7,485)	25,499
Purchase of property, plant and equipment
Non-cash transactions:
Net increase in accounts payable related to purchase of plant and equipment	283	2,888
Net decrease in short term portion of equipment lease liabilities included in accrued liabilities related to the purchase of plant and equipment	0	(159)
Net increase in long term portion of equipment lease liabilities related to the purchase of plant and equipment	0	1,702
Restricted share units (RSUs) | Restricted share unit plan
Non-cash transactions:
Net change in accrued liabilities related to current portion of plan liabilities	(924)	1,430
Deferred stock units (DSUs) | Directors' deferred share unit plan
Non-cash transactions:
Net change in accrued liabilities related to current portion of plan liabilities	408	(253)
Stock options | Senior executive stock option plan
Non-cash transactions:
Net change in accrued liabilities related to current portion of plan liabilities	22	0
Continuing operations
Non-cash transactions:
Addition of plant and equipment by means of capital leases	39,492	13,812